CUSTOMER DEPOSITS (Details Narrative) - USD ($)	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
Disclosure Customer Deposits Abstract
Customer deposits	$ 291,684	$ 530,900	$ 188,385